16A. Income taxes (Details-Deferred tax assets) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 21,492,311	$ 18,050,294
Amortization	(823,367)	(580,145)
Stock option compensation	5,841,333	904,334
Deferred compensation	1,563,754	883,794
Deferred state tax	(1,904,277)	(477,307)
Other	105,179	449,209
Valuation allowance	(26,274,933)	(19,230,179)
Net deferred tax asset	$ 0	$ 0